Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Period End Exchange Rate [Member] | RMB [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.08	6.95
Period End Exchange Rate [Member] | EUR [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.9009	0.9346
Period End Exchange Rate [Member] | GBP [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.7874	0.8264
Average Exchange Rate [Member] | RMB [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.0472	6.7082	6.4558
Average Exchange Rate [Member] | EUR [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.9231	0.9456	0.8454
Average Exchange Rate [Member] | GBP [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.8021	0.807	0.726